CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
CONVERTIBLE NOTES [Abstract]
Convertible Debts
	December 31,
	2018 $	2019 $
Current:
2017 Convertible Notes	–	29,481
	–	29,481

Non-current:
2017 Convertible Notes	636,716	–
2018 Convertible Notes	425,080	453,215
2019 Convertible Notes	–	903,117
	1,061,796	1,356,332

Issuance of Convertible Notes and Terms
The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019
Maturity date	July 1, 2023	December 1, 2024
Principal amount	$575,000	$1,150,000
Interest rate	2.25%	1.00%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024

Convertible Notes With Cash Conversion Option
The 2018 Convertible Notes and 2019 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes
Liability component	$410,926	$897,918
Effective interest rate	9.38%	6.03%
Equity component	$152,714	$240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500